Property and Equipment by Asset Category (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Property, Plant and Equipment [Line Items]
Land and premises	₨ 25,501.3	$ 310.3	₨ 22,754.4
Software and systems	56,092.8	682.5	45,767.3
Equipment and furniture	132,553.5	1,612.9	106,945.7
Property and equipment, at cost	214,147.6	2,605.7	175,467.4
Less: Accumulated depreciation	126,577.9	1,540.1	109,641.0
Property and equipment, net	₨ 87,569.7	$ 1,065.6	₨ 65,826.4